Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Related party transactions
Net revenues	¥ 9,945,483	$ 1,422,186	¥ 9,422,229	¥ 8,812,013
Amounts due from related parties	¥ 6,235		¥ 7,021		$ 892
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party		Related Party		Related Party
Other current liabilities	¥ 1,532		¥ 5,369		$ 219
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party		Related Party		Related Party
Related Party
Related party transactions
Net revenues	¥ 14,039		¥ 92,330	113,288
Others
Related party transactions
Net revenues			192	1,210
Fees paid			1,418	4,586
Amounts due from related parties	2		3
Other current liabilities	¥ 445		2,245
Alibaba Group Holding Limited | Baozun Inc.
Related party transactions
Total issued shares	14.40%				14.40%
Alibaba Group Holding Limited | Warehousing Service Revenue | Related Party
Related party transactions
Net revenues			50,553	70,566
Alibaba Group Holding Limited | Store Operation Service | Related Party
Related party transactions
Net revenues			2,210	5,728
Alibaba Group Holding Limited | I T Service | Related Party
Related party transactions
Fees paid			4,860	12,755
Alibaba Group Holding Limited | Logistic Service | Related Party
Related party transactions
Fees paid			7,153	38,373
Alibaba Group Holding Limited | Marketing and Platform Service | Related Party
Related party transactions
Fees paid			167,356	278,938
Alibaba Group Holding Limited | Purchase of Product | Related Party
Related party transactions
Net revenues			2,779	8,607
Hangzhou Juxi Technology Co., Ltd. | Outsourcing Labor Cost | Related Party
Related party transactions
Fees paid			203	6,493
Beijing Pengtai Baozun E-commerce Co., Ltd. | Store Operation Service | Related Party
Related party transactions
Net revenues			2,079	5,232
Beijing Pengtai Baozun E-commerce Co., Ltd. | I T Service | Related Party
Related party transactions
Net revenues	¥ 163
Signify Lighting Technology (Shanghai) Co., Ltd.
Related party transactions
Amounts due from related parties	57		1,383
Signify Lighting Technology (Shanghai) Co., Ltd. | Store Operation Service | Related Party
Related party transactions
Net revenues	1,507		3,942	6,493
Shanghai Kewei E-commerce Co., Ltd. | Store Operation Service | Related Party
Related party transactions
Net revenues				2,985
Shanghai Kewei E-commerce Co., Ltd. | Marketing and Platform Service | Related Party
Related party transactions
Fees paid				16,337
Jiangsu Creaway Supply Chain Management Co., Ltd.
Related party transactions
Amounts due from related parties	5,809		4,610
Other current liabilities	1,087		3,124
Jiangsu Creaway Supply Chain Management Co., Ltd. | Logistic Service | Related Party
Related party transactions
Fees paid	7,307		5,429	2,902
Service fees advanced	390		647	1,330
Creaway, revenue collected | Logistic Service | Related Party
Related party transactions
Net revenues	558		10,926	12,814
Creaway, revenue generated | Logistic Service | Related Party
Related party transactions
Net revenues	9,333		18,180	1,363
Baobida IOT Technology (Suzhou) Co., Ltd | Logistic Service | Related Party
Related party transactions
Fees paid				718
Aoxue Culture Communication (Beijing) Co., Ltd
Related party transactions
Amounts due from related parties	365		1,023
Aoxue Culture Communication (Beijing) Co., Ltd | Store Operation Service | Related Party
Related party transactions
Net revenues	2,478		2,771	1,522
Changsha Benwei Fresh Food Brand Management Co., Ltd
Related party transactions
Amounts due from related parties	¥ 2		2
Changsha Benwei Fresh Food Brand Management Co., Ltd | Store Operation Service | Related Party
Related party transactions
Net revenues			¥ 1,477	¥ 5,375